Total Invested Assets and Related Net Investment Income - Reconciliation of Components of Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	$ 111	$ (11)
Unrealized gains (losses)	1,346	(290)
Reclassifications to net income (loss)	(106)	28
Reclassifications to net income (loss)	0	(49)
Related tax	14	(7)
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	772	714
Balance, end of period	2,441	772
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	69	(17)
Reclassifications to net income (loss)	76	(37)
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	57	7
Reclassifications to net income (loss)	41	3
Unrealized gains (losses) on cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	(1)	(18)
Related tax	(4)	(7)
Balance, end of period	4	(1)
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	(1)	(18)
Balance, end of period	4	(1)
Unrealized gains (losses) on cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	69	(17)
Reclassifications to net income (loss)	(76)	37
Unrealized gains (losses) on cash flow hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	57	7
Reclassifications to net income (loss)	(41)	(3)
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	1,350	1,689
Balance, end of period	$ 2,696	$ 1,350